Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share (USD)
Net income (USD'000)	$ 5,770	$ (4,827)	$ (9,201)
Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,473,162	1,298,162	1,298,162
Weighted average shares outstanding - diluted	1,473,162	1,298,162	1,298,162
Net earnings / (loss) per share
Basic weighted average loss per share (USD)	$ 3.92	$ (3.72)	$ (7.09)
Diluted weighted average loss per share (USD)	$ 3.92	$ (3.72)	$ (7.09)